Inventories - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventories.
Cost of inventories	€ 72,598	€ 89,083
Impairment losses recognized on inventories	€ 3,269	€ 2,917